BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 4,787,759	$ 2,017,823
Restricted Cash	13,800,000
Accounts receivable, net	411,390	267,485
Inventory	1,133,142	457,094
Prepaid and other current assets	564,910	376,778
Total current assets	20,697,201	3,119,180
Intangible assets, net	119,171	216,580
Property and equipment, net	7,741,991	4,237,467
Total assets	28,558,363	7,573,227
Current liabilities:
Accounts payable	2,432,459	1,369,169
Accrued expenses	1,313,149	612,359
Current portion of notes payable	5,693	49,994
Current portion of convertible notes payable, net of discount	1,638,717
Notes payable-related party, net of discount	500,000	441,667
Current portion of capital lease obligations	1,305,426	947,422
Total current liabilities	7,195,444	3,420,611
Notes payable, net of current portion		5,693
Convertible notes payable, net of current portion and debt discount	525,000
Capital lease obligations, net of current portion	851,410	2,156,837
Derivative liability	43,181,472	9,998,636
Total liabilities	$ 51,753,326	$ 15,581,777
Commitments and contingencies
Stockholders' deficit:
Preferred stock, $.001 par value, 5,000,000 shares authorized; 88,347 and 0 shares issued and outstanding, respectively	$ 88
Common stock, $.0001 par value: 200,000,000 and 50,000,000 shares authorized, respectively; 10,390,408 and 84,777 shares issued and outstanding, respectively	1,039	$ 8
Additional paid-in capital	98,707,775	55,996,138
Accumulated deficit	(121,903,865)	(64,004,696)
Total stockholders' deficit	(23,194,963)	(8,008,550)
Total liabilities and stockholders' deficit	$ 28,558,363	$ 7,573,227